Cover Document	Nov. 14, 2022
Cover [Abstract]
Entity Central Index Key	0001418135
Entity Incorporation, State or Country Code	DE
Document Type	8-K/A
Entity Registrant Name	Keurig Dr Pepper Inc.
Entity File Number	001-33829
Entity Tax Identification Number	98-0517725
Entity Address, Address Line One	53 South Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	418-7000
Title of 12(b) Security	Common stock
Trading Symbol	KDP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Document Period End Date	Nov. 14, 2022
Amendment Description	On November 17, 2022, Keurig Dr Pepper Inc. (the “Company”) filed a Current Report on Form 8-K under Item 5.02 pursuant to which it announced that the Board of Directors (the “Board”) of the Company had elected Oray Boston to the Board as an independent member, effective November 14, 2022. At that time, the Board had not yet appointed Mr. Boston to any Board committees.In accordance with Securities and Exchange Commission rules, this amendment to the Form 8-K filed November 17, 2022 is being filed to report that on December 6, 2022, the Board appointed Mr. Boston to the Remuneration and Nomination Committee, effective immediately.